UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2026

Item 1.	Reports to Stockholders.

(a)

DWS High Income Fund

Class A: KHYAX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	478,803,227
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	1,137,302

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Convertible Bonds	1%
Common Stocks	0%
Government & Agency Obligations	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	20%
Consumer Discretionary	12%
Materials	12%
Energy	11%
Financials	8%
Health Care	6%
Industrials	6%
Utilities	6%
Real Estate	5%
Information Technology	5%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	1%
A	1%
BBB	6%
BB	54%
B	30%
CCC	6%
Not Rated	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing involves risk, including the possible loss of principal. Stocks may decline in value. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DHIF-TSRS-A

R-105363-2 (05/26)

DWS High Income Fund

Class C: KHYCX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	478,803,227
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	1,137,302

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Convertible Bonds	1%
Common Stocks	0%
Government & Agency Obligations	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	20%
Consumer Discretionary	12%
Materials	12%
Energy	11%
Financials	8%
Health Care	6%
Industrials	6%
Utilities	6%
Real Estate	5%
Information Technology	5%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	1%
A	1%
BBB	6%
BB	54%
B	30%
CCC	6%
Not Rated	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing involves risk, including the possible loss of principal. Stocks may decline in value. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DHIF-TSRS-C

R-105363-2 (05/26)

DWS High Income Fund

Class R6: KHYQX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.67%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	478,803,227
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	1,137,302

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Convertible Bonds	1%
Common Stocks	0%
Government & Agency Obligations	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	20%
Consumer Discretionary	12%
Materials	12%
Energy	11%
Financials	8%
Health Care	6%
Industrials	6%
Utilities	6%
Real Estate	5%
Information Technology	5%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	1%
A	1%
BBB	6%
BB	54%
B	30%
CCC	6%
Not Rated	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing involves risk, including the possible loss of principal. Stocks may decline in value. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DHIF-TSRS-R6

R-105363-2 (05/26)

DWS High Income Fund

Class S: KHYSX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	478,803,227
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	1,137,302

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Convertible Bonds	1%
Common Stocks	0%
Government & Agency Obligations	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	20%
Consumer Discretionary	12%
Materials	12%
Energy	11%
Financials	8%
Health Care	6%
Industrials	6%
Utilities	6%
Real Estate	5%
Information Technology	5%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	1%
A	1%
BBB	6%
BB	54%
B	30%
CCC	6%
Not Rated	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing involves risk, including the possible loss of principal. Stocks may decline in value. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DHIF-TSRS-S

R-105363-2 (05/26)

DWS High Income Fund

Institutional Class: KHYIX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	478,803,227
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	1,137,302

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Convertible Bonds	1%
Common Stocks	0%
Government & Agency Obligations	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	20%
Consumer Discretionary	12%
Materials	12%
Energy	11%
Financials	8%
Health Care	6%
Industrials	6%
Utilities	6%
Real Estate	5%
Information Technology	5%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	1%
A	1%
BBB	6%
BB	54%
B	30%
CCC	6%
Not Rated	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing involves risk, including the possible loss of principal. Stocks may decline in value. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DHIF-TSRS-I

R-105363-2 (05/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

March 31, 2026
Semiannual Financial Statements and Other Information
DWS High Income Fund

Contents
3	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Financial Highlights
25	Notes to Financial Statements
39	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS High Income Fund

Investment Portfolioas of March 31, 2026 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 89.5%
Communication Services 19.7%
Altice Financing SA, 144A, 9.625%, 7/15/2027	1,110,000	823,473
Altice France SA:
144A, 6.5%, 10/15/2031	1,258,385	1,193,405
144A, 6.875%, 10/15/2030	2,111,282	2,019,649
144A, 9.5%, 11/1/2029	693,598	700,840
AMC Networks, Inc., 144A, 10.5%, 7/15/2032	1,386,000	1,367,877
APLD ComputeCo 2 LLC, 144A, 6.75%, 3/15/2031	1,992,000	1,977,496
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028 (b)	1,065,000	1,019,959
CCO Holdings LLC:
144A, 4.25%, 2/1/2031	1,860,000	1,695,306
144A, 4.5%, 8/15/2030	3,325,000	3,107,141
144A, 5.375%, 6/1/2029	6,210,000	6,124,629
144A, 6.375%, 9/1/2029	2,355,000	2,362,228
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028	950,000	954,508
Cogent Communications Group LLC, 144A, 7.0%, 6/15/2027	2,430,000	2,393,290
Connect Holding II LLC, 144A, 10.5%, 4/3/2031	1,220,000	1,212,580
CSC Holdings LLC, 144A, 4.125%, 12/1/2030	5,170,000	3,102,458
Directv Financing LLC, 144A, 8.875%, 2/1/2030	2,868,000	2,858,380
Discovery Communications LLC, 4.125%, 5/15/2029	2,560,000	2,464,885
Discovery Global Holdings, Inc.:
4.054%, 3/15/2029	2,049,000	1,982,408
5.05%, 3/15/2042	1,320,000	869,624
DISH DBS Corp., 7.375%, 7/1/2028	1,283,000	1,244,967
DISH Network Corp., 144A, 11.75%, 11/15/2027	4,515,000	4,651,556
EchoStar Corp.:
6.75%, 11/30/2030	2,053,507	2,073,545
10.75%, 11/30/2029	1,915,000	2,068,680
Flash Compute LLC, 144A, 7.25%, 12/31/2030	1,894,000	1,906,862
Getty Images, Inc., 144A, 10.5%, 11/15/2030	480,000	430,473
Gray Media, Inc., 144A, 4.75%, 10/15/2030 (b)	985,000	760,003
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	635,000	423,663
Level 3 Financing, Inc., 144A, 4.25%, 7/1/2028	2,160,000	2,084,149
Lumen Technologies, Inc., 144A, 4.5%, 1/15/2029 (b)	1,115,000	1,046,304
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031	2,700,000	2,400,531
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	3

	Principal Amount ($)(a)	Value ($)
144A, 4.625%, 6/1/2028	1,545,000	1,510,447
McGraw-Hill Education, Inc., 144A, 8.0%, 8/1/2029	1,265,000	1,263,123
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	2,472,000	2,478,867
Nexstar Media, Inc.:
144A, 6.5%, 9/15/2033	1,975,000	1,990,048
144A, 7.25%, 4/15/2034 (c)	1,255,000	1,258,736
OAK-Eagle Acquireco, Inc., 144A, 8.75%, 7/1/2034 (c)	2,250,000	2,355,506
Sable International Finance Ltd., 144A, 7.125%, 10/15/2032	940,000	928,507
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (b)	995,000	920,321
Snap, Inc., 144A, 6.875%, 3/1/2033	1,005,000	948,992
SV RNO Property Owner 1 LLC, 144A, 5.875%, 3/1/2031	2,723,000	2,691,665
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028	2,000,000	1,962,640
Uniti Group LP, 144A, 6.5%, 2/15/2029 (b)	1,630,000	1,583,119
Univision Communications, Inc.:
144A, 8.0%, 8/15/2028	2,785,000	2,826,753
144A, 9.375%, 8/1/2032	485,000	499,848
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031	1,924,000	1,969,024
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030	1,635,000	1,339,720
Virgin Media Secured Finance PLC:
144A, 4.5%, 8/15/2030	520,000	461,161
144A, 5.5%, 5/15/2029	2,005,000	1,922,955
Vodafone Group PLC, 7.0%, 4/4/2079	3,695,000	3,800,516
VZ Secured Financing BV, 144A, 7.5%, 1/15/2033	1,183,000	1,115,100
Windstream Services LLC, 144A, 8.25%, 10/1/2031	1,738,000	1,816,483
Ziggo Bond Co. BV, 144A, 5.125%, 2/28/2030	1,384,000	1,187,590
		94,151,990
Consumer Discretionary 12.1%
American Axle & Manufacturing, Inc., 144A, 7.75%, 10/15/2033	1,455,000	1,416,440
Bath & Body Works, Inc., 6.75%, 7/1/2036	2,142,000	2,053,892
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031	1,003,000	953,666
Carnival Corp.:
144A, 5.75%, 8/1/2032	6,140,000	6,138,003
144A, 5.875%, 6/15/2031	5,954,000	6,027,181
Carvana Co., 144A, 9.0%, 6/1/2031	1,730,972	1,871,707
Cooper-Standard Automotive, Inc., 144A, 9.25%, 3/1/2031	1,112,000	1,045,002
Crocs, Inc.:
144A, 4.125%, 8/15/2031	530,000	476,912
144A, 4.25%, 3/15/2029	1,270,000	1,218,966
Cyprium Corp., 144A, 6.125%, 4/15/2031	1,612,000	1,589,138
The accompanying notes are an integral part of the financial statements.

4	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030 (b)		365,000	340,929
Global Auto Holdings Ltd.:
144A, 8.375%, 1/15/2029		765,000	698,850
144A, 8.75%, 1/15/2032		515,000	440,899
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030		1,226,000	1,251,735
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		2,902,000	2,727,362
Men’s Wearhouse LLC, 144A, 9.0%, 2/1/2031 (b)		613,000	629,141
Michaels Companies, Inc., 144A, 8.5%, 3/15/2033		3,557,000	3,462,718
Mohegan Tribal Gaming Authority, 144A, 8.25%, 4/15/2030		2,321,000	2,376,077
Nissan Motor Acceptance Co. LLC:
144A, 1.85%, 9/16/2026		1,580,000	1,552,910
144A, 2.75%, 3/9/2028		1,585,000	1,481,877
144A, 5.55%, 9/13/2029		1,245,000	1,200,104
144A, 6.125%, 9/30/2030		576,000	553,560
Odeon Finco PLC, 144A, 12.75%, 11/1/2027 (b)		700,000	720,530
Papa John’s International, Inc., 144A, 3.875%, 9/15/2029		1,154,000	1,093,641
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029		1,177,000	1,100,734
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	3,066,000	3,436,154
144A, 5.125%, Perpetual		1,530,000	1,526,328
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		1,904,000	1,889,666
Sabre GLBL, Inc., 144A, 11.125%, 7/15/2030		730,000	619,595
Six Flags Entertainment Corp., 144A, 7.25%, 5/15/2031		1,715,000	1,651,228
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		529,000	459,273
Staples, Inc.:
144A, 10.75%, 9/1/2029		2,116,000	1,956,918
144A, 12.75%, 1/15/2030		300,000	202,755
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		2,407,000	2,498,981
Whirlpool Corp., 2.4%, 5/15/2031		865,000	688,409
Wolverine World Wide, Inc., 144A, 4.0%, 8/15/2029		520,000	481,322
			57,832,603
Consumer Staples 2.3%
Albertsons Companies, Inc., 144A, 5.625%, 3/31/2032		864,000	850,622
C&S Group Enterprises LLC, 144A, 5.0%, 12/15/2028 (b)		945,000	878,778
Coty, Inc., 144A, 5.6%, 1/15/2031		970,000	938,995
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032 (b)		775,000	789,315
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029 (b)		1,776,000	1,661,882
Industrial F&B Investments III, Inc., 144A, 7.75%, 2/11/2033		1,099,000	1,110,378
KeHE Distributors LLC, 144A, 9.0%, 2/15/2029		1,285,000	1,337,749
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	5

	Principal Amount ($)(a)	Value ($)
TKC Holdings, Inc., 144A, 8.5%, 8/15/2030	1,526,000	1,538,719
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031 (b)	1,840,000	1,820,706
		10,927,144
Energy 11.0%
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032	3,508,000	3,558,656
144A, 6.625%, 7/15/2033	4,276,000	4,349,427
Crescent Energy Finance LLC:
144A, 7.375%, 1/15/2033 (b)	1,560,000	1,559,609
144A, 7.625%, 4/1/2032	1,645,000	1,669,394
144A, 7.875%, 4/15/2032	970,000	991,007
Excelerate Energy LP, 144A, 8.0%, 5/15/2030	2,526,000	2,643,727
Genesis Energy LP:
6.75%, 3/15/2034	1,219,000	1,213,241
8.0%, 5/15/2033	805,000	831,800
8.25%, 1/15/2029	1,909,000	1,972,562
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029	2,112,000	2,159,985
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,340,000	1,352,999
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032	2,128,000	2,200,452
Kodiak Gas Services LLC, 144A, 5.875%, 4/1/2031	1,117,000	1,122,532
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	1,240,000	1,282,362
SM Energy Co.:
144A, 6.625%, 4/15/2034	508,000	506,565
144A, 7.0%, 8/1/2032 (b)	2,041,000	2,084,053
144A, 8.625%, 11/1/2030	470,000	495,890
144A, 8.75%, 7/1/2031	860,000	898,951
144A, 9.625%, 6/15/2033	818,000	903,662
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	1,720,000	1,768,955
Sunoco LP, 144A, 7.875%, Perpetual	2,365,000	2,414,726
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	652,308	667,611
Transocean International Ltd., 144A, 8.75%, 2/15/2030	1,008,000	1,048,515
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033	2,282,000	2,022,072
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030 (b)	570,000	582,000
144A, 9.875%, 2/1/2032	2,370,000	2,545,352
Venture Global Plaquemines LNG LLC:
144A, 6.5%, 6/15/2034	1,884,000	1,961,154
The accompanying notes are an integral part of the financial statements.

6	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
144A, 6.75%, 1/15/2036		3,233,000	3,424,238
144A, 7.75%, 5/1/2035		3,895,000	4,365,430
			52,596,927
Financials 7.9%
Acrisure LLC:
144A, 6.0%, 8/1/2029		765,000	718,339
144A, 6.75%, 7/1/2032		1,414,000	1,362,563
Alliant Holdings Intermediate LLC:
144A, 4.25%, 10/15/2027		1,550,000	1,519,088
144A, 6.5%, 10/1/2031		1,197,000	1,175,391
Ardonagh Finco Ltd.:
REG S, 6.875%, 2/15/2031	EUR	415,000	476,369
144A, 6.875%, 2/15/2031	EUR	1,471,000	1,688,527
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032		700,000	685,834
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028		1,622,000	1,525,572
CrossCountry Intermediate HoldCo LLC, 144A, 6.5%, 10/1/2030		1,218,000	1,160,923
EZCORP, Inc., 144A, 7.375%, 4/1/2032		4,571,000	4,774,931
FirstCash, Inc., 144A, 6.875%, 3/1/2032		850,000	866,335
Freedom Mortgage Holdings LLC:
144A, 6.875%, 5/1/2031		1,838,000	1,718,361
144A, 8.375%, 4/1/2032		461,000	453,483
144A, 9.25%, 2/1/2029		825,000	836,212
Howden U.K. Refinance PLC, 144A, 7.25%, 2/15/2031		1,909,000	1,925,076
HUB International Ltd., 144A, 5.625%, 12/1/2029		3,225,000	3,128,396
Icahn Enterprises LP:
5.25%, 5/15/2027		1,065,000	1,043,601
9.75%, 1/15/2029		640,000	629,217
Navient Corp., 4.875%, 3/15/2028		2,275,000	2,147,271
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		1,715,000	1,720,761
PennyMac Financial Services, Inc.:
144A, 7.125%, 11/15/2030		1,910,000	1,898,110
144A, 7.875%, 12/15/2029		920,000	941,129
Starwood Property Trust, Inc.:
144A, (REIT), 5.25%, 10/15/2028		1,369,000	1,353,393
144A, (REIT), 6.0%, 4/15/2030		1,619,000	1,615,860
144A, (REIT), 6.5%, 10/15/2030		2,223,000	2,254,598
			37,619,340
Health Care 6.4%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		3,707,000	3,795,390
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	7

	Principal Amount ($)(a)		Value ($)
Avantor Funding, Inc., 144A, 3.875%, 11/1/2029		1,280,000	1,200,887
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027 (b)		940,000	931,070
Bausch Health Companies, Inc.:
144A, 5.0%, 2/15/2029		585,000	424,125
144A, 11.0%, 9/30/2028		671,000	684,446
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		6,735,000	6,382,285
144A, 4.0%, 3/15/2031		2,065,000	1,921,055
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,785,000	1,645,634
144A, 5.25%, 5/15/2030		3,140,000	2,959,394
144A, 6.875%, 4/15/2029		509,000	489,474
Embecta Corp., 144A, 5.0%, 2/15/2030 (b)		1,975,000	1,826,887
LifePoint Health, Inc., 144A, 8.375%, 2/15/2032		1,987,000	2,121,961
Molina Healthcare, Inc.:
144A, 3.875%, 11/15/2030		1,060,000	947,672
144A, 4.375%, 6/15/2028		2,030,000	1,962,935
Organon & Co.:
144A, 5.125%, 4/30/2031		695,000	566,418
144A, 6.75%, 5/15/2034		632,000	563,001
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029		2,387,000	2,475,319
			30,897,953
Industrials 4.8%
ADT Security Corp., 144A, 4.875%, 7/15/2032		2,550,000	2,381,901
ATS Corp., 144A, 4.125%, 12/15/2028		2,710,000	2,611,690
Deluxe Corp., 144A, 8.0%, 6/1/2029		1,275,000	1,283,300
Enviri Corp., 144A, 5.75%, 7/31/2027		1,670,000	1,665,969
Luna 1.5 SARL, REG S, 10.5%, 7/1/2032	EUR	910,000	1,114,933
RXO, Inc., 144A, 6.375%, 5/15/2031		2,118,000	2,032,238
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,109,727
Stena International SA, 144A, 7.25%, 1/15/2031 (b)		2,965,000	2,996,219
Synergy Infrastructure Holdings LLC, 144A, 7.875%, 12/1/2030		1,707,000	1,739,984
TransDigm, Inc.:
144A, 6.125%, 7/31/2034		544,000	535,047
144A, 6.375%, 5/31/2033		4,560,000	4,535,687
			23,006,695
Information Technology 4.8%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	2,030,000	2,456,552
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030		1,270,000	1,192,052
The accompanying notes are an integral part of the financial statements.

8	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		1,135,000	1,076,474
144A, 9.0%, 9/30/2029		3,610,000	3,482,472
CoreWeave, Inc., 144A, 9.25%, 6/1/2030		1,179,000	1,145,586
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033 (b)		985,000	1,016,983
144A, 8.625%, 5/15/2032		1,155,000	1,205,542
Insight Enterprises, Inc., 144A, 6.625%, 5/15/2032		4,768,000	4,601,855
McAfee Corp., 144A, 7.375%, 2/15/2030 (b)		915,000	755,965
Open Text Corp.:
144A, 3.875%, 2/15/2028 (b)		1,835,000	1,766,855
144A, 3.875%, 12/1/2029		534,000	477,211
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		890,000	694,467
Rocket Software, Inc., 144A, 6.5%, 2/15/2029 (b)		990,000	890,992
UKG, Inc., 144A, 6.875%, 2/1/2031		1,180,000	1,153,232
Viasat, Inc., 144A, 6.5%, 7/15/2028 (b)		1,345,000	1,328,987
			23,245,225
Materials 10.7%
Alumina Pty. Ltd., 144A, 6.375%, 9/15/2032		2,169,000	2,228,077
Ashland, Inc., 144A, 3.375%, 9/1/2031 (b)		8,065,000	7,241,873
Avient Corp., 144A, 6.25%, 11/1/2031		2,888,000	2,908,170
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		930,000	879,935
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		1,425,000	1,473,215
Celanese U.S. Holdings LLC, 6.75%, 4/15/2033 (b)		940,000	964,405
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032		2,002,000	2,079,395
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031		618,000	555,064
Consolidated Energy Finance SA, REG S, 5.0%, 10/15/2028	EUR	1,345,000	1,407,125
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		2,468,000	2,402,926
First Quantum Minerals Ltd.:
144A, 6.375%, 2/15/2036		1,410,000	1,356,444
144A, 7.25%, 2/15/2034		2,538,000	2,583,778
144A, 8.0%, 3/1/2033		902,000	940,202
FMC Corp.:
3.45%, 10/1/2029 (b)		1,070,000	955,772
8.45%, 11/1/2055		615,000	395,974
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		3,800,000	3,781,506
INEOS Quattro Finance 2 PLC, 144A, 9.625%, 3/15/2029 (b)		505,000	415,363
Iris Holding, Inc., 144A, 10.0%, 12/15/2028 (b)		395,000	326,744
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031		1,550,000	1,464,342
Kronos International, Inc., REG S, 9.5%, 3/15/2029	EUR	500,000	496,491
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	9

	Principal Amount ($)(a)	Value ($)
Mineral Resources Ltd.:
144A, 7.0%, 4/1/2031	1,745,000	1,783,249
144A, 8.0%, 11/1/2027	730,000	739,321
Novelis Corp., 144A, 4.75%, 1/30/2030	2,820,000	2,667,939
Olin Corp., 144A, 6.625%, 4/1/2033	3,040,000	2,973,807
Olympus Water U.S. Holding Corp., 144A, 7.25%, 2/15/2033	4,416,000	4,213,311
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029	720,000	716,400
SunCoke Energy, Inc., 144A, 4.875%, 6/30/2029	967,000	872,585
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028	538,000	523,702
Trivium Packaging Finance BV, 144A, 12.25%, 1/15/2031	815,000	882,408
Tronox, Inc., 144A, 4.625%, 3/15/2029 (b)	1,095,000	876,772
		51,106,295
Real Estate 5.4%
Iron Mountain, Inc.:
144A, (REIT), 4.5%, 2/15/2031	1,280,000	1,201,975
144A, (REIT), 5.25%, 7/15/2030	4,470,000	4,342,860
MPT Operating Partnership LP, 144A, (REIT), 8.5%, 2/15/2032	1,137,000	1,152,704
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029	4,960,000	4,761,086
Rithm Capital Corp.:
144A, (REIT), 8.0%, 4/1/2029	855,000	839,978
144A, (REIT), 8.0%, 7/15/2030	1,467,000	1,415,920
RLJ Lodging Trust LP, 144A, (REIT), 4.0%, 9/15/2029	3,683,000	3,449,447
Service Properties Trust, 144A, (REIT), Zero Coupon , 9/30/2028	3,397,000	3,090,575
XHR LP, 144A, (REIT), 4.875%, 6/1/2029	6,000,000	5,812,478
		26,067,023
Utilities 4.4%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034	9,703,000	9,531,680
Electricite de France SA, 144A, 9.125%, Perpetual	1,755,000	2,032,309
Hawaiian Electric Co., Inc., 144A, 6.0%, 10/1/2033	2,489,000	2,485,842
NRG Energy, Inc., 144A, 3.625%, 2/15/2031	1,065,000	980,707
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	2,480,000	2,421,607
Vistra Corp., 144A, 7.0%, Perpetual	2,410,000	2,413,090
VoltaGrid LLC, 144A, 7.375%, 11/1/2030	1,411,000	1,457,293
		21,322,528
Total Corporate Bonds (Cost $430,098,045)		428,773,723
The accompanying notes are an integral part of the financial statements.

10	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
Convertible Bonds 1.2%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (b) (Cost $5,558,625)	5,600,000	5,544,000
Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.375%, 8/31/2028 (Cost $151,198)	150,000	151,875
Loan Participations and Assignments 2.9%
Senior Loans (d)
Asurion LLC, Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.032%, 1/20/2029	1,932,477	1,922,988
Connect Finco SARL, Term Loan B, 1 mo. USD Term SOFR + 4.5%, 8.168%, 9/27/2029	1,462,538	1,467,796
CP Atlas Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.918%, 7/8/2030	507,450	469,391
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.54%, 6/30/2028	199,091	200,875
Garda World Security Corp., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.421%, 2/1/2029	1,670,160	1,661,809
McAfee LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.668%, 3/1/2029	530,793	475,723
Men’s Wearhouse, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.414%, 1/28/2031	520,000	520,489
TransDigm, Inc., Term Loan J, 1 mo. USD Term SOFR + 2.5%, 6.168%, 2/28/2031	2,427,646	2,430,705
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.418%, 8/1/2030	4,839,855	4,777,857
Total Loan Participations and Assignments (Cost $14,013,950)		13,927,633

	Shares	Value ($)
Exchange-Traded Funds 4.1%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	35,000	1,274,000
iShares Broad USD High Yield Corporate Bond ETF (b)	261,000	9,615,240
iShares Core S&P 500 ETF	3,740	2,443,005
State Street SPDR Portfolio High Yield Bond ETF	261,861	6,106,599
Total Exchange-Traded Funds (Cost $19,388,871)		19,438,844
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	11

	Shares	Value ($)
Common Stocks 0.2%
Industrials
Quad Graphics, Inc.	1,950	12,890
Luxco Co., Ltd. * (e)	42,934	731,973
Total Common Stocks (Cost $756,865)		744,863
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $1,482,531)	6,700	86,308
Securities Lending Collateral 8.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.55% (f) (g) (Cost $39,657,614)	39,657,614	39,657,614
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 3.66% (f) (Cost $8,185,552)	8,185,552	8,185,552

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $519,293,251)	107.9	516,510,412
Other Assets and Liabilities, Net	(7.9)	(37,707,185)
Net Assets	100.0	478,803,227
The accompanying notes are an integral part of the financial statements.

12	|	DWS High Income Fund

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 9/30/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Exchange-Traded Funds 0.0%
Xtrackers USD High Yield Corporate Bond ETF (h)
—	4,878,178	4,905,143	26,964	—	39,384	—	—	—
Securities Lending Collateral 8.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.55% (f) (g)
16,057,794	23,599,820 (i)	—	—	—	83,102	—	39,657,614	39,657,614
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 3.66% (f)
5,515,992	129,690,241	127,020,681	—	—	173,357	—	8,185,552	8,185,552
21,573,786	158,168,239	131,925,824	26,964	—	295,843	—	47,843,166	47,843,166

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $38,779,039, which is 8.1% of net assets.

(c)	When-issued security.
(d)
Variable or floating rate security. These securities are shown at their current rate as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Affiliated fund managed by DBX Advisors LLC.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	13

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor’s
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt

At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	10,192,223	USD	11,765,187	4/30/2026	(33,445)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

14	|	DWS High Income Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$428,773,723	$—	$428,773,723
Convertible Bonds	—	5,544,000	—	5,544,000
Government & Agency Obligations	—	151,875	—	151,875
Loan Participations and Assignments	—	13,927,633	—	13,927,633
Exchange-Traded Funds	19,438,844	—	—	19,438,844
Common Stocks
Industrials	12,890	—	731,973	744,863
Warrants	—	—	86,308	86,308
Short-Term Investments (a)	47,843,166	—	—	47,843,166
Total	$67,294,900	$448,397,231	$818,281	$516,510,412

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(33,445)	$—	$(33,445)
Total	$—	$(33,445)	$—	$(33,445)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	15

Statement of Assets and Liabilities
as of March 31, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $471,450,085) — including $38,779,039 of securities loaned	$468,667,246
Investment in DWS Government & Agency Securities Portfolio (cost $39,657,614)*	39,657,614
Investment in DWS Central Cash Management Government Fund (cost $8,185,552)	8,185,552
Cash	317,262
Foreign currency, at value (cost $100,863)	104,245
Receivable for investments sold	1,783,085
Receivable for investments sold — when-issued securities	307,407
Receivable for Fund shares sold	34,518
Interest receivable	7,533,254
Affiliated securities lending income receivable	18,944
Other assets	56,835
Total assets	526,665,962
Liabilities
Payable upon return of securities loaned	39,657,614
Payable for investments purchased	3,570,688
Payable for investments purchased — when-issued securities	3,871,813
Payable for Fund shares redeemed	127,883
Unrealized depreciation on forward foreign currency contracts	33,445
Accrued management fee	191,522
Accrued Trustees' fees	3,547
Other accrued expenses and payables	406,223
Total liabilities	47,862,735
Net assets, at value	$478,803,227
Net Assets Consist of
Distributable earnings (loss)	(94,255,793)
Paid-in capital	573,059,020
Net assets, at value	$478,803,227
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

16	|	DWS High Income Fund

Statement of Assets and Liabilities as of March 31, 2026 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($383,791,396 ÷ 87,396,594 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.39
Maximum offering price per share (100 ÷ 95.50 of $4.39)	$4.60
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($10,912,657 ÷ 2,483,917 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.39
Class R6
Net Asset Value, offering and redemption price per share ($1,222,167 ÷ 278,262 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.39
Class S
Net Asset Value, offering and redemption price per share ($16,587,440 ÷ 3,770,399 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.40
Institutional Class
Net Asset Value, offering and redemption price per share ($66,289,567 ÷ 15,061,810 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.40
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	17

Statement of Operations
for the six months ended March 31, 2026 (Unaudited)

Investment Income
Income:
Interest	$16,111,058
Dividends	667,317
Income distributions from affiliated securities	212,741
Affiliated securities lending income	83,102
Total income	17,074,218
Expenses:
Management fee	1,137,597
Administration fee	237,154
Services to shareholders	290,205
Distribution and service fees	505,461
Custodian fee	9,172
Professional fees	60,648
Reports to shareholders	24,831
Registration fees	43,323
Trustees' fees and expenses	8,441
Other	24,930
Total expenses before expense reductions	2,341,762
Expense reductions	(12,669)
Total expenses after expense reductions	2,329,093
Net investment income	14,745,125
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated investments	26,964
Sale of non-affiliated investments	2,026,433
Forward foreign currency contracts	268,720
Foreign currency	(1,843)
2,320,274
Change in net unrealized appreciation (depreciation) on:
Investments	(10,905,635)
Forward foreign currency contracts	22,915
Foreign currency	(1,826)
(10,884,546)
Net gain (loss)	(8,564,272)
Net increase (decrease) in net assets resulting from operations	$6,180,853
The accompanying notes are an integral part of the financial statements.

18	|	DWS High Income Fund

Statements of Changes in Net Assets
	Six Months Ended March 31, 2026	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$14,745,125	$30,890,803
Net realized gain (loss)	2,320,274	2,383,831
Change in net unrealized appreciation (depreciation)	(10,884,546)	(168,067)
Net increase (decrease) in net assets resulting from operations	6,180,853	33,106,567
Distributions to shareholders:
Class A	(13,158,400)	(25,880,497)
Class C	(297,727)	(249,083)
Class R6	(43,002)	(69,353)
Class S	(575,387)	(988,552)
Institutional Class	(2,287,323)	(4,479,033)
Total distributions	(16,361,839)	(31,666,518)
Fund share transactions:
Proceeds from shares sold	22,900,794	120,152,555
Reinvestment of distributions	15,114,740	29,143,562
Payments for shares redeemed	(40,642,245)	(184,364,694)
Net increase (decrease) in net assets from Fund share transactions	(2,626,711)	(35,068,577)
Increase (decrease) in net assets	(12,807,697)	(33,628,528)
Net assets at beginning of period	491,610,924	525,239,452
Net assets at end of period	$478,803,227	$491,610,924

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	19

Financial Highlights
DWS High Income Fund — Class A
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$4.49	$4.47	$4.18	$4.04	$4.84	$4.65
Income (loss) from investment operations:
Net investment income[a]	.13	.27	.26	.23	.20	.20
Net realized and unrealized gain (loss)	(.08 )	.03	.29	.15	(.78 )	.21
Total from investment operations	.05	.30	.55	.38	(.58 )	.41
Less distributions from:
Net investment income	(.15 )	(.28 )	(.26 )	(.24 )	(.22 )	(.22 )
Net realized gains	—	—	—	(.00 )*	—	—
Total distributions	(.15 )	(.28 )	(.26 )	(.24 )	(.22 )	(.22 )
Net asset value, end of period	$4.39	$4.49	$4.47	$4.18	$4.04	$4.84
Total Return (%)[b]	1.09 c**	7.00	13.64	9.64	(12.38)	8.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	384	403	428	427	444	579
Ratio of expenses before expense reductions (%)	.98 ***	.99	.98	.98	.96	.94
Ratio of expenses after expense reductions (%)	.98 ***	.99	.98	.98	.96	.94
Ratio of net investment income (%)	6.00 ***	6.16	6.07	5.57	4.34	4.21
Portfolio turnover rate (%)	70 **	158	113	49	37	68

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS High Income Fund

DWS High Income Fund — Class C
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$4.49	$4.48	$4.19	$4.05	$4.85	$4.66
Income (loss) from investment operations:
Net investment income[a]	.12	.24	.23	.20	.16	.17
Net realized and unrealized gain (loss)	(.08 )	.02	.29	.15	(.78 )	.20
Total from investment operations	.04	.26	.52	.35	(.62 )	.37
Less distributions from:
Net investment income	(.14 )	(.25 )	(.23 )	(.21 )	(.18 )	(.18 )
Net realized gains	—	—	—	(.00 )*	—	—
Total distributions	(.14 )	(.25 )	(.23 )	(.21 )	(.18 )	(.18 )
Net asset value, end of period	$4.39	$4.49	$4.48	$4.19	$4.05	$4.85
Total Return (%)[b]	.80 c**	6.01 [c]	12.74 [c]	8.76 [c]	(13.04)[c]	7.97
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	7	4	5	6	9
Ratio of expenses before expense reductions (%)	1.70 ***	1.80	1.79	1.79	1.76	1.73
Ratio of expenses after expense reductions (%)	1.70 ***	1.76	1.75	1.75	1.75	1.73
Ratio of net investment income (%)	5.27 ***	5.38	5.30	4.80	3.52	3.44
Portfolio turnover rate (%)	70 **	158	113	49	37	68

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	21

DWS High Income Fund — Class R6
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$4.49	$4.47	$4.18	$4.04	$4.84	$4.66
Income (loss) from investment operations:
Net investment income[a]	.14	.29	.28	.25	.21	.21
Net realized and unrealized gain (loss)	(.08 )	.02	.29	.14	(.78 )	.20
Total from investment operations	.06	.31	.57	.39	(.57 )	.41
Less distributions from:
Net investment income	(.16 )	(.29 )	(.28 )	(.25 )	(.23 )	(.23 )
Net realized gains	—	—	—	(.00 )*	—	—
Total distributions	(.16 )	(.29 )	(.28 )	(.25 )	(.23 )	(.23 )
Net asset value, end of period	$4.39	$4.49	$4.47	$4.18	$4.04	$4.84
Total Return (%)	1.25 b**	7.34	13.98	9.96	(12.11)	8.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1,222	1,184	1,021	1,127	662	698
Ratio of expenses before expense reductions (%)	.67 ***	.68	.66	.68	.66	.65
Ratio of expenses after expense reductions (%)	.67 ***	.68	.66	.68	.66	.65
Ratio of net investment income (%)	6.32 ***	6.46	6.39	5.91	4.65	4.43
Portfolio turnover rate (%)	70 **	158	113	49	37	68

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS High Income Fund

DWS High Income Fund — Class S
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$4.49	$4.48	$4.19	$4.05	$4.85	$4.66
Income (loss) from investment operations:
Net investment income[a]	.14	.28	.27	.24	.21	.21
Net realized and unrealized gain (loss)	(.08 )	.02	.29	.15	(.78 )	.21
Total from investment operations	.06	.30	.56	.39	(.57 )	.42
Less distributions from:
Net investment income	(.15 )	(.29 )	(.27 )	(.25 )	(.23 )	(.23 )
Net realized gains	—	—	—	(.00 )*	—	—
Total distributions	(.15 )	(.29 )	(.27 )	(.25 )	(.23 )	(.23 )
Net asset value, end of period	$4.40	$4.49	$4.48	$4.19	$4.05	$4.85
Total Return (%)[b]	1.42 **	6.98	13.87	9.86	(12.17)	9.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	15	18	17	38	38
Ratio of expenses before expense reductions (%)	.77 ***	.78	.76	.79	.78	.78
Ratio of expenses after expense reductions (%)	.77 ***	.77	.75	.75	.75	.77
Ratio of net investment income (%)	6.21 ***	6.37	6.30	5.74	4.57	4.38
Portfolio turnover rate (%)	70 **	158	113	49	37	68

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	23

DWS High Income Fund — Institutional Class
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$4.49	$4.48	$4.19	$4.05	$4.85	$4.66
Income (loss) from investment operations:
Net investment income[a]	.14	.28	.27	.24	.21	.21
Net realized and unrealized gain (loss)	(.08 )	.02	.29	.15	(.78 )	.21
Total from investment operations	.06	.30	.56	.39	(.57 )	.42
Less distributions from:
Net investment income	(.15 )	(.29 )	(.27 )	(.25 )	(.23 )	(.23 )
Net realized gains	—	—	—	(.00 )*	—	—
Total distributions	(.15 )	(.29 )	(.27 )	(.25 )	(.23 )	(.23 )
Net asset value, end of period	$4.40	$4.49	$4.48	$4.19	$4.05	$4.85
Total Return (%)	1.21 b**	7.23	13.88	9.89	(12.15)	9.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66	65	75	76	85	171
Ratio of expenses before expense reductions (%)	.74 ***	.76	.74	.74	.71	.73
Ratio of expenses after expense reductions (%)	.73 ***	.76	.74	.74	.71	.73
Ratio of net investment income (%)	6.25 ***	6.39	6.32	5.80	4.54	4.41
Portfolio turnover rate (%)	70 **	158	113	49	37	68

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS High Income Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS High Income Fund	|	25

Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

26	|	DWS High Income Fund

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable

DWS High Income Fund	|	27

companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS

28	|	DWS High Income Fund

Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of March 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of March 31, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Convertible Bonds	$3,740,332	$—	$—	$—	$3,740,332
Corporate Bonds	26,198,757	—	—	—	26,198,757
Exchange-Traded Funds	9,718,525	—	—	—	9,718,525
Total Borrowings	$39,657,614	$—	$—	$—	$39,657,614
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$39,657,614
When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued and delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the

DWS High Income Fund	|	29

securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2025, the Fund had net tax basis capital loss carryforwards of $94,765,649, including short-term losses ($12,880,298) and long-term losses ($81,885,351), which may be applied against realized net taxable capital gains indefinitely.
At March 31, 2026, the aggregate cost of investments for federal income tax purposes was $520,489,309. The net unrealized depreciation for all investments based on tax cost was $3,978,897. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $4,948,558 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $8,927,455.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.

30	|	DWS High Income Fund

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2026, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of March 31, 2026, is included in the table following the Fund’s Investment Portfolio. For the six months ended March 31, 2026, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally

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indicative of a range from approximately $9,915,000 to $11,765,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $688,000.
The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$(33,445)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$268,720
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$22,915
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of March 31, 2026, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross

32	|	DWS High Income Fund

basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
State Street Bank and Trust	$33,445	$—	$—	$33,445
C.
Purchases and Sales of Securities
During the six months ended March 31, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$335,105,819	$347,335,563
U.S. Treasury Obligations	$—	$561,320
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS High Income Fund	|	33

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%
Accordingly, for the six months ended March 31, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.465% of the Fund’s average daily net assets.
For the period from October 1, 2025 through January 31, 2027 (through September 30, 2026 for Class A, Class R6 and Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.98%
Class C	1.73%
Class R6	.73%
Class S	.78%
Institutional Class	.73%
For the six months ended March 31, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$7,994
Class C	6
Class R6	1
Class S	10
Institutional Class	4,658
$12,669
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services

34	|	DWS High Income Fund

provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2026, the Administration Fee was $237,154, of which $39,826 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2026
Class A	$82,766	$28,117
Class C	728	247
Class R6	138	42
Class S	3,458	1,132
Institutional Class	495	152
	$87,585	$29,690
In addition, for the six months ended March 31, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$132,354
Class C	2,666
Class S	6,862
Institutional Class	32,977
$174,859
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

DWS High Income Fund	|	35

with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2026
Class C	$36,539	$6,812
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2026	Annualized Rate
Class A	$457,150	$150,456.23%
Class C	11,772	4,182.24%
	$468,922	$154,638
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2026 aggregated $8,666.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2026, the CDSC for Class C shares aggregated $1,245. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $561, of which $314 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity,

36	|	DWS High Income Fund

diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2026.

DWS High Income Fund	|	37

G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,457,368	$6,501,403	17,477,710	$77,361,679
Class C	925,349	4,133,084	761,679	3,410,989
Class R6	15,845	70,821	81,947	366,076
Class S	657,525	2,952,858	627,609	2,782,400
Institutional Class	2,064,929	9,242,628	8,179,249	36,231,411
		$22,900,794		$120,152,555
Shares issued to shareholders in reinvestment of distributions
Class A	2,701,501	$12,034,447	5,330,598	$23,551,244
Class C	66,853	297,727	56,146	248,917
Class R6	9,653	43,002	15,693	69,353
Class S	107,572	480,122	191,060	845,829
Institutional Class	506,075	2,259,442	1,000,384	4,428,219
		$15,114,740		$29,143,562
Shares redeemed
Class A	(6,657,227)	$(29,740,099)	(28,629,923)	$(126,686,019)
Class C	(108,781)	(486,117)	(171,767)	(760,619)
Class R6	(11,147)	(49,519)	(62,151)	(275,345)
Class S	(272,267)	(1,218,591)	(1,454,743)	(6,450,496)
Institutional Class	(2,041,780)	(9,147,919)	(11,359,461)	(50,192,215)
		$(40,642,245)		$(184,364,694)
Net increase (decrease)
Class A	(2,498,358)	$(11,204,249)	(5,821,615)	$(25,773,096)
Class C	883,421	3,944,694	646,058	2,899,287
Class R6	14,351	64,304	35,489	160,084
Class S	492,830	2,214,389	(636,074)	(2,822,267)
Institutional Class	529,224	2,354,151	(2,179,828)	(9,532,585)
		$(2,626,711)		$(35,068,577)

38	|	DWS High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS High Income Fund	|	39

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total

40	|	DWS High Income Fund

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.

DWS High Income Fund	|	41

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DHIF-BFE2025

42	|	DWS High Income Fund

DHIF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/29/2026